COMMITMENTS AND CONTINGENT LIABILITIES (Details) $ in Thousands	Dec. 31, 2016 USD ($)
Years ending December 31:
2017	$ 4,037
2018	3,788
2019	3,618
2020	3,468
2021	3,447
Thereafter	6,475
Future minimum annual lease commitments, Total	$ 24,833